Reorganization and IPO (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	10 Months Ended	12 Months Ended					12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended			10 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 06, 2013	Mar. 12, 2013	Dec. 31, 2013 Cash incentive compensation	Dec. 31, 2012 Cash incentive compensation	Dec. 31, 2011 Cash incentive compensation	Nov. 06, 2013 Class A Common Stock	Mar. 12, 2013 Class A Common Stock	Dec. 31, 2013 Class A Common Stock	Nov. 06, 2013 Limited Partnership Units	Nov. 06, 2013 Convertible preferred stock	Mar. 12, 2013 Convertible preferred stock	Dec. 31, 2013 Convertible preferred stock	Dec. 31, 2013 Follow On Offering [Member]
Reorganization And Inital Public Offering [Line Items]
Class B liability awards		$ 0	$ 0	$ 225,249			$ 551,951
Proceeds from Issuance Initial Public Offering	353,400
Pre-offering related compensation - other			143,035	54,153	55,714			56,788	0	0
Retained profits distributions to pre-IPO partners			105,301
Repayment of principal amounts under the revolving credit agreement			90,000	0	0
Purchase of 2,720,823 Class A common units from certain investors			76,319	0	0
Stock Repurchased During Period, Shares													2,720,823
Shares issued during the period (shares)											5,520,000	12,712,279				2,565,463
Proceeds from Issuance of Common Stock											296,755
Shares repurchased and retired during the period (shares)														4,152,665	1,367,335
Liability of Contingent Value Rights						5,870
APAM economic interest in Artisan Partners Holdings LP (as a percent)		29.00%	29.00%			24.00%
Initial establishment of deferred tax assets			123,888	0	0													123,888
Initial establishment of amounts payable under tax receivable agreements			105,305	0	0													105,305
Preferred Stock Dividends and Other Adjustments		$ 19,457															$ 32,215